Accounts Receivable Sales Agreements And Securitization Facilities	12 Months Ended
Dec. 31, 2011
Accounts Receivable Sales Agreements And Securitization Facilities [Abstract]
Accounts Receivable Sales Agreements And Securitization Facilities
Accounts Receivable Sales Agreements and Securitization Facilities

At December 31, 2011 and 2010, the Company had accounts receivable sales agreements that permit the sale, on an ongoing basis, of substantially all of its wholesale interest-bearing and non-interest bearing receivables in North America to its U.S. and Canadian retail finance joint ventures. As of December 31, 2011 and 2010, the cash received from receivables sold under the U.S. and Canadian accounts receivable sales agreements was approximately $517.5 million and $531.2 million, respectively.

At December 31, 2011 and 2010, the Company also had accounts receivable sales agreements that permit the sale, on an ongoing basis, of a majority of its wholesale receivables in Germany, France, Austria, Norway and Sweden to the relevant retail finance joint ventures in those countries. As of December 31, 2011 and 2010, cash received from receivables sold under these accounts receivable sales agreements in Europe was approximately $310.0 million and $169.2 million, respectively.
Under the terms of the accounts receivable agreements in North America and Europe, the Company pays an annual servicing fee related to the servicing of the receivables sold. The Company also pays the respective AGCO Finance entities a subsidized interest payment with respect to the sales agreements, calculated based upon LIBOR plus a margin on any non-interest bearing accounts receivable outstanding and sold under the sales agreements. These fees were reflected within losses on the sales of receivables included within “Other expense, net” in the Company's Consolidated Statements of Operations. The Company does not service the receivables after the sale occurs and does not maintain any direct retained interest in the receivables. The Company reviewed its accounting for the accounts receivable sales agreements and determined that these facilities should be accounted for as off-balance sheet transactions.
The Company’s former European accounts receivable securitization facilities expired in October 2011. Wholesale accounts receivable were sold on a revolving basis to commercial paper conduits under the European facility through a wholly-owned qualified special purpose entity in the United Kingdom. Losses on sales of receivables under the European securitization facilities were reflected within “Interest expense, net” in the Company’s Consolidated Statements of Operations during 2011, 2010 and 2009.
Losses on sales of receivables associated with the accounts receivable financing facilities discussed above, reflected within “Other expense, net” and “Interest expense, net” in the Company’s Consolidated Statements of Operations, were approximately $22.0 million and $16.1 million during 2011 and 2010, respectively. Losses on sales of receivables primarily from the Company’s former European, U.S. and Canadian securitization facilities was approximately $15.6 million in 2009 and was reflected within “Other expense, net” in the Company’s Consolidated Statements of Operations.

The Company’s retail finance joint ventures in Brazil and Australia also provide wholesale financing to the Company’s dealers. The receivables associated with these arrangements are without recourse to the Company. The Company does not service the receivables after the sale occurs and does not maintain any direct retained interest in the receivables. As of December 31, 2011 and 2010, these retail finance joint ventures had approximately $62.0 million and $50.2 million, respectively, of outstanding accounts receivable associated with these arrangements. The Company reviewed its accounting for these arrangements and determined that these arrangements should be accounted for as off-balance sheet transactions.

In addition, the Company sells certain trade receivables under factoring arrangements to other financial institutions around the world. The Company reviewed the sale of such receivables and determined that these arrangements should be accounted for as off-balance sheet transactions.